Commitments and contingencies (Details) - Internet data center (IDC) service - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Commitments [Line Items]
Internet data center (IDC) service related expenses	¥ 3,661	¥ 2,236	¥ 2,864
Future minimum payments under these non-cancelable agreements with initial terms of one year or more
2023	824
2024	784
2025	357
2026	330
2027	328
2028 and thereafter	1,708
Total	¥ 4,331